Impairment of non-current assets - Additional information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 COP ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2019 COP ($)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Information about prices based on information provided by specialized market analysts and management analysts	Oil price – Brent: the forecasts include USD$75.72/barrel for the first year, USD$62.60/barrel for the medium term and USD$61.89/barrel for the long term.	In 2020, the assumptions taken USD$46.36/barrel for the first year, USD$57.00/barrel for the medium term and USD$67.77/
Impairment loss relating to South Cash Generating Unit	$ 160,653
Others non-current assets [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss relating to South Cash Generating Unit	$ 142
Yaguara Tenay Systems [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Percentage of Asset Impaired Under Cash Generating Units	39.00%
Turbo Generator [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss relating to South Cash Generating Unit	$ 2,545
Cenit Transporte y Logistica S.A.S. [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment loss recognised in profit or loss, biological assets		$ 341,065
Recoverable amount of asset or cash-generating unit		7,049,007
Cash Generating Unit Carrying Amount		$ 2,153,631
Offshore International Group
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate used in current estimate of value in use		5.79%	8.50%
Impairment loss		$ 609,826
Refineria De Cartagana [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate used in current estimate of value in use	5.30%	5.10%	6.20%
Refineria de Barrancabermeja (projects) [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Expense for impairment			$ 225,094
Weighted average cost of capital, measurement input [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Weighted average cost of capital, significant unobservable inputs, assets	4.94	3.67	6.31
Bioenergy [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate used in current estimate of value in use			6.03%
Impairment loss recognised in profit or loss, biological assets			$ 234,340
Transportation and logistics segment [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate used in current estimate of value in use	2.95%	3.17%	4.88%
Impairment loss			$ 232,556
Impairment loss relating to South Cash Generating Unit			106,983
Impairment Loss Relating to North Cash Generating Unit			$ 125,140
Yaguara Tenay Systems [Member] | Turbo Generator [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss relating to South Cash Generating Unit	$ 2,845
Refineria de Barrancabermeja (projects) [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment loss recognised in profit or loss, biological assets	$ 340,019	$ 341,000